SCHEDULE OF DEPOSITS HELD BY RELATED PARTY (Details) - USD ($)		6 Months Ended	12 Months Ended
		Apr. 30, 2022	Oct. 31, 2021
Related Party Transaction [Line Items]
Deposits held by related parties, beginning		$ 486,462
Advances		1,556,048	3,280,824
Costs and expenses		(1,670,701)	(2,794,362)
Foreign exchange effect		16,948
Deposits held by related parties, beginning		388,757	486,462
Related Party A [Member]
Related Party Transaction [Line Items]
Deposits held by related parties, beginning	[1]	291,481
Advances	[1]	330,930	987,912
Costs and expenses	[1]	(249,872)	(696,431)
Foreign exchange effect	[1]	16,218
Deposits held by related parties, beginning	[1]	388,757	291,481
Related Party B [Member]
Related Party Transaction [Line Items]
Deposits held by related parties, beginning	[2]	194,981
Advances	[2]	1,225,118	2,292,912
Costs and expenses	[2]	(1,420,829)	(2,097,931)
Foreign exchange effect	[2]	730
Deposits held by related parties, beginning	[2]		$ 194,981

[1]	Related Party A is a company controlled by a director and officer.
[2]	Related Party B is a company controlled by an officer.